S000004337 [Member] Investment Objectives and Goals - iShares JPX-Nikkei 400 ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares JPX-Nikkei 400 ETF JPXN | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities.